Advisors Capital Funds

Advisors Capital Total Return – Equity Fund

Ticker ACUSX

Advisors Capital Small/Mid Cap Fund

Ticker ACSMX

Advisors Capital Tactical Fixed Income Fund
Ticker ACTIX

Advisors Capital Active All Cap Fund

Ticker ACALX

Advisors Capital Growth Fund

Ticker ACGRX

May 26, 2026

Supplement to the Prospectus and Statement of Additional Information
each dated January 31, 2026

Effective June 1, 2026, the Funds' Board of Trustees has reduced the 12b-1 fee from 0.25% to 0.15%. This reduction will be in place for at least one year. There are no current plans to increase these fees. However, if the 12b-1 fee is increased from 0.15%, shareholders will be given advanced written notice. In the event Rule 12b-1 fees were increased, over time, they would increase the cost of an investment in the Fund. Any disclosure to the contrary in the Prospectus and Statement of Additional Information should be disregarded.

In light of the lower 12b-1 fee, each Fund's fee table and expense examples are replaced with the following.

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Advisors Capital Total Return – Equity Fund

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.62%
Distribution 12b-1 Fees*	0.15%
Total Annual Fund Operating Expenses	1.77%

*	Amended and restated.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$180	$557	$959	$2,084

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Advisors Capital Small/Mid Cap Fund

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.62%
Distribution 12b-1 Fees*	0.15%
Total Annual Fund Operating Expenses	1.77%

*	Amended and restated.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$180	$557	$959	$2,084

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Advisors Capital Tactical Fixed Income Fund

Investment Objective

The Advisors Capital Tactical Fixed Income Fund (the "Fund") seeks total return with capital preservation as a secondary objective.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.62%
Distribution 12b-1 Fees*	0.15%
Acquired Fund Fees and Expenses	0.16%
Total Annual Fund Operating Expenses	1.93%

*	Amended and restated.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$196	$606	$1,042	$2,254

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Advisors Capital Active All Cap Fund

Investment Objective

The Advisors Capital Active All Cap Fund (the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.62%
Distribution 12b-1 Fees*	0.15%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.81%

*	Amended and restated.
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Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$184	$569	$980	$2,127

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Advisors Capital Growth Fund

Investment Objective

The Advisors Capital Growth Fund (the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.62%
Distribution 12b-1 Fees*	0.15%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	1.86%

*	Amended and restated.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$189	$585	$1,006	$2,180

This supplement, the Prospectus and Statement of Additional Information, each dated January 31, 2026, provide the information an investor ought to know and should be retained for future reference. These been filed with the Securities and Exchange Commission and are incorporated herein by reference and can be obtained without charge by calling 1-888-247-3841.

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